[LETTERHEAD OF BALLARD SPAHR ANDREWS & INGERSOLL, LLP]




                                   March 30, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549

          Re:  The PBHG Funds, Inc.
               File Numbers 002-99810 and 811-04391
               ------------------------------------

Dear Sir or Madam:

          On March 26, 1998, The PBHG Funds, Inc. filed a prospectus pursuant to Rule 497 under the Securities Act of 1933. The filing was made in anticipation of the need to print a new supply of prospectuses. The prospectus was filed to incorporate several supplements and certain other non-material changes to the prospectus currently in use.

          The EDGAR filing agent inadvertently filed the prospectus under the file number 333-19497 for PBHG Insurance Series Fund, Inc. Pursuant to my conversation with Rene Romain, I request that the prospectus filing be corrected to reflect the file numbers for the PBHG Funds, Inc. as indicated above.

          Thank you for your cooperation. Please contact me if you have any questions.

                                   Sincerely,

                                   /s/ Edward T. Searle

                                   Edward T. Searle

cc:  John M. Zerr, Esquire
     John N. Ake, Esquire